Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of tax expense

The tax expense comprises:

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD

Current Tax	15,018,507	500,952	2,193,861	344,265
Deferred Tax	37,926,132	295,572	151,473	23,769
Total	52,944,639	796,524	2,345,334	368,034

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2019	2020	2021
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(25.47)%	(23.75)%	(26.45)%
Losses not deductible for income tax purposes	(12.81)%	(8.14)%	(0.81)%
Valuation allowance of deferred tax assets	(33.12)%	8.29%	2.16%
Different tax rate of subsidiary operation in other jurisdiction	0.16%	(3.73)%	(0.71)%
Effective income tax rate	(46.24)%	(2.33)%	(0.81)%

Schedule of principal components of the deferred income tax asset and liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Deferred tax assets:
Accrued expenses	4,312,491	4,161,017	652,954
Tax loss carry forward	63,563,642	56,542,077	8,872,686
Gross deferred tax assets	67,876,133	60,703,094	9,525,640
Valuation allowance	(63,563,642)	(56,542,077)	(8,872,686)
Net deferred tax assets	4,312,491	4,161,017	652,954

Schedule of movement of valuation allowance

Movement of the valuation allowance is as follows:

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Balance as of January 1	84,146,463	67,843,392	63,563,642	9,974,522
Additions (utilization)	37,227,678	(2,837,821)	(6,223,503)	(976,603)
Write-offs	(53,530,749)	(1,441,929)	(798,062)	(125,233)
Balance as of December 31	67,843,392	63,563,642	56,542,077	8,872,686